Commitments and Contingencies	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Commitments and Contingencies
18.	Commitments and Contingencies

Commitments:

In order to maintain the existing site of mining and exploration licenses, the Company is required to pay annual license fees. The Company has not paid certain of its annual license fees since October 2014 with exception of Buckreef and Kigosi mining licenses. As at August 31, 2019 an accrual of $680,000 (August 31, 2018 - $260,000) has been recorded relating to unpaid license fees and resultant penalties. These licenses remain in good standing until a letter of demand is received from Ministry of Energy and Minerals requesting payment of any unpaid license fees plus 50% penalty, and the Company fails to respond within 30 days. The Company has not received a letter of demand. The potential penalty relating to unpaid license fees is approximately $211,000 (August 31, 2018 - $125,000). The Company has recorded an accrual for all valid and active mining licenses.

Contingencies:

Due to the size, complexity and nature of the Company’s operations, various legal, tax, environmental and regulatory matters are outstanding from time to time. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events.

On January 19, 2018, Crede CG III, LTD (“Crede”) filed suit against the Company in the Supreme Court of the State of New York, County of New York, claiming, among other things, breach of contract for failure to allow Crede to exercise 1,300,000 Series A Warrants, as described in Note 5, to acquire 3,100,751 common shares. The Series A Warrants were issued, along with Series B Warrants (the Series A Warrants and Series B Warrants, collectively “Warrants), in connection with a Securities Purchase Agreement entered into on September 1, 2016. In response to the complaint, the Company’s attorneys initiated correspondence with Crede’s attorneys regarding Crede’s January 19, 2018 complaint. On February 27, 2018, Crede dismissed its complaint against us without prejudice. On March 12, 2018, Crede filed suit against the Company in the Supreme Court of the State of New York, County of New York (Index No. 651156/2018) (“State Claim”), claiming breach of contract (including specific performance and injunctive relief); declaratory judgment that the Securities Purchase Agreement and Warrants are binding obligations; and, in the event injunctive and declaratory relief is not ordered, awarding compensatory and punitive damages, and attorney fees and costs for failure to allow Crede to exercise 500,000 Series B Warrants to acquire 1,332,222 common shares. On August 21, 2019, the Company filed a notice of appeal and seeking a stay of the summary judgement order in the State Claim pending appeal. On October 17, 2019, the court in the State Claim order the delivery of 1,332,222 shares of common stock with an officer designated by the court and that a bond of $200,000 be posted. The Company has appealed the Supreme Court of the State of New York’s authority to require the Company to post a bond. In the event that the Company is required to post the $200,000 and the Company is unable to do so, Crede will have right to sell the 1,332,222 common shares and to exercise its rights under the Securities Purchase Agreement notwithstanding our appeal.

The Federal Claim is in its initial stage and discovery has been initiated. In the event that the Company is forced to allow Crede to exercise the Warrants pursuant to the Supreme Court of the State of New York’s order and/or are subject to damages, the Company may be required to issue additional common shares under the Securities Purchase Agreement. Under the terms of the Securities Purchase Agreement, the maximum number of common shares that may be issued in the transaction is limited to 21,704,630, of which 10,344,487 have been issued. Pursuant to the Securities Purchase Agreement, the Company hasve also agreed to register the common shares that may be issued to Crede pursuant to a registration rights agreement. The issuance of additional common shares will have a dilutive effect to our shareholders and the payment of damages and legal expenses may adversely affect the Company’s financial condition.

While the outcomes of this matter is uncertain, based upon the information currently available, the Company does not believe that these matters in aggregate will have a material adverse effect on its consolidated financial position, cash flows or results of operations. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in its consolidated financial statements in the appropriate period relative to when such changes occur.